Derivative Financial Instruments - Summary of Fair Value of Derivative Financial Instruments (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Assets
Current portion	$ 29.5	$ 21.0
Non-current	4.8	11.1
Liabilities
Current portion	(8.8)	(8.4)
Non-current	(0.1)
Net derivative financial instruments	$ 25.4	$ 23.7